Significant Accounting Policies And Practices (Tables)	12 Months Ended
Sep. 30, 2017
Significant Accounting Policies And Practices [Abstract]
Useful Lives For Property, Plant And Equipment

Asset Type	Range
Buildings and improvements	20 - 40 years
Machinery and equipment	2 - 15 years

Schedule Of Definite-Lived Intangible Assets

Asset Type	Range	Weighted Average
Customer relationships	2 - 20 years	17.9 years
Technology assets	6 - 18 years	11.4 years
Tradenames	5 - 13 years	6.2 years